Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue [abstract]
Sale of electricity	$ 242,808	$ 173,992	$ 83,034
Operation of facilities	4,634	7,066	11,275
Construction services	419	476	3,460
Management or development fees	7,841	10,638	4,692
Revenue	$ 255,702	$ 192,172	$ 102,461